CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2016 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ 12,659	¥ 82,601	¥ 108,944	¥ (41,659)
Cash flows from investing activities:
Cash receipts from sales of long-term investments			72
Net cash provided by investing activities	(8,021)	(52,336)	(35,678)	(160,811)
Cash flows from financing activities:
Net cash used in financing activities	(6,355)	(41,467)	(78,452)	140,596
Net decrease in cash and cash equivalents and restricted cash	(1,717)	(11,202)	(5,186)	(61,874)
Cash and cash equivalents at beginning of the year		25,930
Effect of foreign exchange rate changes on cash	207	1,349	(259)	1,754
Cash and cash equivalents at end of the year		25,930			$ 3,109	¥ 20,284
Parent
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(19)	(123)	(10,481)	(4,151)
Cash flows from financing activities:
Net decrease in cash and cash equivalents and restricted cash	(19)	(123)	(10,481)	4,151
Cash and cash equivalents at beginning of the year	135	880	8,455
Effect of foreign exchange rate changes on cash			2,906	3,163
Cash and cash equivalents at end of the year	$ 135	¥ 880	¥ 8,455	¥ 8,455	$ 116	¥ 757	¥ 1,141